Quarterly Holdings Report
for
Fidelity® Contrafund®
March 31, 2023
CON-NPRT1-0523
1.799873.119
Common Stocks - 95.2%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 15.9%
Entertainment - 2.1%
Activision Blizzard, Inc.	2,088,268	178,735
Liberty Media Corp. Liberty Formula One Series C (a)	3,489,588	261,126
Netflix, Inc. (a)	4,023,188	1,389,931
The Walt Disney Co. (a)	439,702	44,027
Universal Music Group NV	7,104,160	179,911
		2,053,730
Interactive Media & Services - 13.5%
Alphabet, Inc.:
Class A (a)	22,206,888	2,303,520
Class C (a)	19,043,954	1,980,571
Bumble, Inc. (a)	2,364,990	46,236
Epic Games, Inc. (a)(b)(c)	123,700	92,236
Meta Platforms, Inc. Class A (a)	41,496,460	8,794,764
		13,217,327
Media - 0.0%
Comcast Corp. Class A	249,937	9,475
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (a)	1,851,463	268,166
TOTAL COMMUNICATION SERVICES		15,548,698
CONSUMER DISCRETIONARY - 10.1%
Automobiles - 0.3%
General Motors Co.	1,103,594	40,480
Harley-Davidson, Inc.	925,978	35,159
Hyundai Motor Co.	651,600	92,366
Rad Power Bikes, Inc. (a)(b)(c)	2,588,458	7,998
Rivian Automotive, Inc. (a)	352,619	5,459
Tesla, Inc. (a)	230,008	47,717
Toyota Motor Corp.	7,062,223	100,534
		329,713
Broadline Retail - 5.5%
Amazon.com, Inc. (a)	49,935,690	5,157,857
Coupang, Inc. Class A (a)	9,564,602	153,034
Dollarama, Inc.	394,086	23,552
MercadoLibre, Inc. (a)	50,998	67,218
		5,401,661
Diversified Consumer Services - 0.0%
Duolingo, Inc. (a)	94,767	13,513
Hotels, Restaurants & Leisure - 1.0%
Airbnb, Inc. Class A (a)	3,521,138	438,030
Booking Holdings, Inc. (a)	22,218	58,931
Chipotle Mexican Grill, Inc. (a)	29,251	49,969
Churchill Downs, Inc.	22,429	5,765
Deliveroo PLC Class A (a)(d)	33,109,362	37,372
Doordash, Inc. (a)	993	63
Evolution AB (d)	114,876	15,365
Flutter Entertainment PLC (a)	56,523	10,201
Hilton Worldwide Holdings, Inc.	1,216,474	171,365
Hyatt Hotels Corp. Class A (a)	101,529	11,350
Las Vegas Sands Corp. (a)	164,306	9,439
Marriott International, Inc. Class A	54,139	8,989
McDonald's Corp.	355,070	99,281
Restaurant Brands International, Inc.	268,980	18,057
		934,177
Household Durables - 0.2%
D.R. Horton, Inc.	122,758	11,992
Lennar Corp. Class A	1,345,450	141,420
PulteGroup, Inc.	19,718	1,149
		154,561
Internet & Direct Marketing Retail - 0.0%
Uber Technologies, Inc. (a)	1,409,193	44,671
Leisure Products - 0.0%
Bandai Namco Holdings, Inc.	189,012	4,075
Specialty Retail - 2.5%
Academy Sports & Outdoors, Inc.	3,485,696	227,442
AutoZone, Inc. (a)	76,488	188,019
Dick's Sporting Goods, Inc.	2,393,401	339,600
Fanatics, Inc. Class A (a)(b)(c)	2,461,391	177,491
National Vision Holdings, Inc. (a)	146,716	2,764
O'Reilly Automotive, Inc. (a)	396,494	336,615
The Home Depot, Inc.	1,622,257	478,760
TJX Companies, Inc.	1,280,941	100,375
Ulta Beauty, Inc. (a)	587,053	320,337
Wayfair LLC Class A (a)	67,457	2,316
Williams-Sonoma, Inc.	1,914,115	232,871
		2,406,590
Textiles, Apparel & Luxury Goods - 0.6%
Deckers Outdoor Corp. (a)	115,000	51,698
Dr. Martens Ltd.	7,505,911	13,176
lululemon athletica, Inc. (a)	90,432	32,934
NIKE, Inc. Class B	1,604,038	196,719
On Holding AG (a)	8,219,226	255,043
Tapestry, Inc.	210,202	9,062
		558,632
TOTAL CONSUMER DISCRETIONARY		9,847,593
CONSUMER STAPLES - 3.0%
Beverages - 1.1%
Anheuser-Busch InBev SA NV	1,202,633	80,167
Constellation Brands, Inc. Class A (sub. vtg.)	181,599	41,021
Diageo PLC	684,571	30,552
PepsiCo, Inc.	2,508,200	457,245
The Coca-Cola Co.	7,497,900	465,095
		1,074,080
Food & Staples Retailing - 1.3%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	1,327,335	66,735
Casey's General Stores, Inc.	219,905	47,601
Costco Wholesale Corp.	2,267,214	1,126,511
Performance Food Group Co. (a)	214,891	12,967
Walmart, Inc.	987	146
		1,253,960
Food Products - 0.2%
Lamb Weston Holdings, Inc.	437,424	45,720
Mondelez International, Inc.	1,671,682	116,550
		162,270
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	866,471	213,550
L'Oreal SA (a)	375,100	167,611
L'Oreal SA	22,947	10,254
Olaplex Holdings, Inc. (a)	3,155,599	13,474
		404,889
TOTAL CONSUMER STAPLES		2,895,199
ENERGY - 5.2%
Energy Equipment & Services - 0.0%
Schlumberger Ltd.	338,848	16,637
Oil, Gas & Consumable Fuels - 5.2%
Birchcliff Energy Ltd. (e)	938,433	5,319
Canadian Natural Resources Ltd.	5,196,681	287,577
Cenovus Energy, Inc. (Canada)	1,877,139	32,751
Cheniere Energy, Inc.	1,581,649	249,268
Chevron Corp.	3,394,634	553,868
ConocoPhillips Co.	7,048,838	699,315
Devon Energy Corp.	2,175,222	110,088
Diamondback Energy, Inc.	838,555	113,347
EOG Resources, Inc.	2,682,520	307,497
Equinor ASA	331,398	9,421
Exxon Mobil Corp.	11,682,763	1,281,132
Hess Corp.	2,947,740	390,104
Marathon Petroleum Corp.	832,700	112,273
Occidental Petroleum Corp.	5,743,221	358,549
Phillips 66 Co.	820,146	83,146
Pioneer Natural Resources Co.	589,369	120,373
Reliance Industries Ltd.	172,039	4,893
Tourmaline Oil Corp.	433,310	18,057
Valero Energy Corp.	2,571,026	358,915
		5,095,893
TOTAL ENERGY		5,112,530
FINANCIALS - 16.2%
Banks - 2.5%
AIB Group PLC	3,267,111	13,259
Banco Santander SA (Spain) (e)	12,994,948	48,425
Bank of America Corp.	26,374,433	754,309
Bank of Ireland Group PLC	4,168,307	42,149
Citigroup, Inc.	543,037	25,463
East West Bancorp, Inc.	531,957	29,524
JPMorgan Chase & Co.	5,495,680	716,142
Nu Holdings Ltd. (a)(e)	8,757,177	41,684
Royal Bank of Canada (e)	4,519,831	432,252
Starling Bank Ltd. Series D (a)(b)(c)	26,724,113	94,615
The Toronto-Dominion Bank	1,119,820	67,073
Wells Fargo & Co.	5,387,615	201,389
		2,466,284
Capital Markets - 0.7%
BlackRock, Inc. Class A	7,363	4,927
Brookfield Asset Management Ltd. Class A	54,865	1,797
Brookfield Corp. (Canada) Class A	80,598	2,626
Coinbase Global, Inc. (a)	991	67
Goldman Sachs Group, Inc.	17,106	5,596
Morgan Stanley	6,430,122	564,565
MSCI, Inc.	33,453	18,723
S&P Global, Inc.	27,567	9,504
TulCo LLC (a)(b)(c)(f)	140,771	107,228
		715,033
Consumer Finance - 0.1%
American Express Co.	798,694	131,745
Diversified Financial Services - 9.0%
Berkshire Hathaway, Inc. Class A (a)(e)	18,784	8,745,830
Rapyd Financial Network 2016 Ltd. (a)(b)(c)	340,545	24,090
		8,769,920
Financial Services - 1.7%
Adyen BV (a)(d)	11,694	18,634
MasterCard, Inc. Class A	422,790	153,646
Toast, Inc. (a)	815,678	14,478
Visa, Inc. Class A (e)	6,505,805	1,466,799
		1,653,557
Insurance - 2.2%
American International Group, Inc.	6,442,140	324,426
Aon PLC	78,080	24,618
Arch Capital Group Ltd. (a)	271,729	18,442
Arthur J. Gallagher & Co.	798,618	152,784
Brookfield Asset Management Reinsurance Partners Ltd.	7,546	247
Chubb Ltd.	1,992,702	386,943
Fairfax Financial Holdings Ltd. (sub. vtg.)	156,915	104,358
Hartford Financial Services Group, Inc.	1,117,222	77,859
Intact Financial Corp.	812,276	116,249
Marsh & McLennan Companies, Inc.	581,086	96,780
Progressive Corp.	3,613,658	516,970
The Travelers Companies, Inc.	1,865,640	319,789
		2,139,465
TOTAL FINANCIALS		15,876,004
HEALTH CARE - 13.8%
Biotechnology - 3.8%
AbbVie, Inc.	17,276	2,753
Alnylam Pharmaceuticals, Inc. (a)	444,620	89,066
Argenx SE ADR (a)	214,606	79,958
BeiGene Ltd. ADR (a)	2,501	539
Biohaven Ltd.	24,408	333
Galapagos NV sponsored ADR (a)	1,176,010	45,441
Gilead Sciences, Inc.	1,262,577	104,756
Intarcia Therapeutics, Inc. warrants 12/31/24 (a)(c)	105,983	0
Intellia Therapeutics, Inc. (a)	81,514	3,038
Legend Biotech Corp. ADR (a)	1,126,803	54,334
Moderna, Inc. (a)	187,661	28,821
Neurocrine Biosciences, Inc. (a)	7,220	731
Nuvalent, Inc. Class A (a)	257,925	6,729
Regeneron Pharmaceuticals, Inc. (a)	2,585,286	2,124,252
Sarepta Therapeutics, Inc. (a)	186,599	25,719
Seagen, Inc. (a)	52,646	10,659
United Therapeutics Corp. (a)	561,691	125,796
Vertex Pharmaceuticals, Inc. (a)	3,245,720	1,022,629
Zai Lab Ltd. (a)(g)	6,605,812	22,014
		3,747,568
Health Care Equipment & Supplies - 0.6%
Boston Scientific Corp. (a)	1,824,150	91,262
DexCom, Inc. (a)	241,019	28,002
Edwards Lifesciences Corp. (a)	43,852	3,628
GE Healthcare Holding LLC	1,284,320	105,353
Inspire Medical Systems, Inc. (a)	37,054	8,673
Intuitive Surgical, Inc. (a)	1,108,919	283,296
Masimo Corp. (a)	44,827	8,272
Straumann Holding AG	180,121	27,015
Stryker Corp.	139,907	39,939
		595,440
Health Care Providers & Services - 5.0%
23andMe Holding Co. Class A (a)(e)	4,278,251	9,754
agilon health, Inc. (a)	836,493	19,867
AmerisourceBergen Corp.	146,442	23,447
Cardinal Health, Inc.	311,536	23,521
Cigna Group	148,750	38,010
Elevance Health, Inc.	333,288	153,249
HCA Holdings, Inc.	365,295	96,321
Molina Healthcare, Inc. (a)	18,820	5,034
Option Care Health, Inc. (a)	467,629	14,857
P3 Health Partners, Inc. Class A (a)	1,297,624	1,375
UnitedHealth Group, Inc.	9,409,797	4,446,976
		4,832,411
Health Care Technology - 0.0%
Doximity, Inc. (a)(e)	592,866	19,197
Schrodinger, Inc. (a)	172,742	4,548
		23,745
Life Sciences Tools & Services - 1.0%
Danaher Corp.	1,491,380	375,887
Mettler-Toledo International, Inc. (a)	165,904	253,868
Thermo Fisher Scientific, Inc.	336,352	193,863
Veterinary Emergency Group LLC Class A (a)(b)(c)(f)	1,038,192	57,858
Waters Corp. (a)	94,877	29,377
		910,853
Pharmaceuticals - 3.4%
AstraZeneca PLC sponsored ADR	664,089	46,094
Bristol-Myers Squibb Co.	2,022,689	140,193
DICE Therapeutics, Inc. (a)	748,402	21,442
Eli Lilly & Co.	5,522,847	1,896,656
Intra-Cellular Therapies, Inc. (a)	405,517	21,959
Johnson & Johnson	1,409,758	218,512
Merck & Co., Inc.	6,572,869	699,288
Novo Nordisk A/S Series B	262,787	41,736
Nuvation Bio, Inc. (a)	8,718,184	14,472
Royalty Pharma PLC	6,257,711	225,465
Structure Therapeutics, Inc. ADR	362,530	8,625
Ventyx Biosciences, Inc. (a)	24,123	808
Verona Pharma PLC ADR (a)	361,012	7,249
Zoetis, Inc. Class A	59,702	9,937
		3,352,436
TOTAL HEALTH CARE		13,462,453
INDUSTRIALS - 5.2%
Aerospace & Defense - 1.5%
Lockheed Martin Corp.	1,128,961	533,694
Northrop Grumman Corp.	1,295,745	598,271
Space Exploration Technologies Corp.:
Class A (a)(b)(c)	3,585,070	276,050
Class C (a)(b)(c)	129,910	10,003
The Boeing Co. (a)	89,107	18,929
TransDigm Group, Inc.	87,753	64,678
		1,501,625
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. Class B	4,088,326	793,094
Zipline International, Inc. (a)(b)(c)	515,816	9,027
		802,121
Airlines - 0.0%
Ryanair Holdings PLC sponsored ADR (a)	335,740	31,657
Building Products - 0.1%
Toto Ltd.	1,152,901	38,626
Trane Technologies PLC	265,244	48,800
		87,426
Commercial Services & Supplies - 0.2%
Aurora Innovation, Inc. (a)	1,395,699	1,940
Cintas Corp.	125,555	58,092
Clean Harbors, Inc. (a)	552,546	78,771
Clean TeQ Water Pty Ltd. (a)(e)	2,088,102	509
GFL Environmental, Inc.	314,806	10,855
Waste Connections, Inc. (United States)	70,089	9,747
		159,914
Construction & Engineering - 0.0%
Larsen & Toubro Ltd.	373,200	9,853
Electrical Equipment - 0.3%
Acuity Brands, Inc.	59,503	10,873
AMETEK, Inc.	67,453	9,803
Eaton Corp. PLC	906,577	155,333
Hubbell, Inc. Class B	433,485	105,471
nVent Electric PLC	707,946	30,399
		311,879
Ground Transportation - 0.3%
J.B. Hunt Transport Services, Inc.	677,420	118,860
Old Dominion Freight Lines, Inc.	388,643	132,465
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	132,800	350
		251,675
Industrial Conglomerates - 0.6%
General Electric Co.	5,836,597	557,979
Machinery - 0.9%
Caterpillar, Inc.	414,562	94,868
Crane Holdings Co.	67,193	7,626
Deere & Co.	901,625	372,263
Fortive Corp.	975,154	66,476
Indutrade AB	401,219	8,508
PACCAR, Inc.	3,609,856	264,241
Parker Hannifin Corp.	138,705	46,620
		860,602
Professional Services - 0.0%
Verisk Analytics, Inc.	51,054	9,795
Road & Rail - 0.2%
Canadian Pacific Railway Ltd.	2,835,229	218,322
Trading Companies & Distributors - 0.3%
United Rentals, Inc.	147,139	58,232
W.W. Grainger, Inc.	318,826	219,611
		277,843
TOTAL INDUSTRIALS		5,080,691
INFORMATION TECHNOLOGY - 22.4%
Communications Equipment - 0.4%
Arista Networks, Inc. (a)	1,963,115	329,528
Cisco Systems, Inc.	1,138,453	59,513
Motorola Solutions, Inc.	107,653	30,803
		419,844
Electronic Equipment & Components - 1.9%
Amphenol Corp. Class A	21,287,543	1,739,618
CDW Corp.	523,240	101,974
Jabil, Inc.	419,475	36,981
		1,878,573
IT Services - 0.9%
Accenture PLC Class A	2,644,610	755,856
ASAC II LP (a)(b)(c)	39,494,500	6,635
Cloudflare, Inc. (a)	993,654	61,269
Endava PLC ADR (a)	13,321	895
Gartner, Inc. (a)	90,000	29,319
Okta, Inc. (a)	112,021	9,661
Shopify, Inc. Class A (a)	320,122	15,349
Snowflake, Inc. (a)	61,092	9,426
Twilio, Inc. Class A (a)	125,862	8,386
X Holdings Corp. Class A (c)	534,690	19,538
		916,334
Semiconductors & Semiconductor Equipment - 5.9%
Advanced Micro Devices, Inc. (a)	6,615,865	648,421
Allegro MicroSystems LLC (a)	643,335	30,874
Analog Devices, Inc.	1,822,917	359,516
Broadcom, Inc.	204,112	130,946
First Solar, Inc. (a)	481,174	104,655
Lattice Semiconductor Corp. (a)	1,456,473	139,093
Marvell Technology, Inc.	171,523	7,427
Monolithic Power Systems, Inc.	70,772	35,424
NVIDIA Corp.	9,883,859	2,745,440
NXP Semiconductors NV	50,762	9,466
onsemi (a)	5,063,737	416,847
Qualcomm, Inc.	6,866,852	876,073
Synaptics, Inc. (a)	922,069	102,488
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,313,107	122,145
		5,728,815
Software - 8.7%
Adobe, Inc. (a)	1,062,507	409,458
ANSYS, Inc. (a)	17,042	5,672
Atlassian Corp. PLC (a)	237,198	40,601
Cadence Design Systems, Inc. (a)	1,845,799	387,784
Check Point Software Technologies Ltd. (a)	418,793	54,443
Clear Secure, Inc. (e)	1,337,462	35,001
Dynatrace, Inc. (a)	823,426	34,831
Fair Isaac Corp. (a)	2,041	1,434
Fortinet, Inc. (a)	2,148,994	142,822
HubSpot, Inc. (a)	26,026	11,159
Intuit, Inc.	58,559	26,107
Microsoft Corp.	21,806,452	6,286,800
Palo Alto Networks, Inc. (a)	348,411	69,592
Paycom Software, Inc. (a)	29,801	9,060
Salesforce, Inc. (a)	4,171,367	833,356
Samsara, Inc. (a)(e)	86,375	1,703
Stripe, Inc. Class B (a)(b)(c)	455,600	9,171
Synopsys, Inc. (a)	193,672	74,806
Tanium, Inc. Class B (a)(b)(c)	6,742,751	51,784
ZenPayroll, Inc. (a)(b)(c)	289,200	8,419
Zoom Video Communications, Inc. Class A (a)	115,026	8,494
		8,502,497
Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.	27,467,665	4,529,418
Dell Technologies, Inc.	181,850	7,312
		4,536,730
TOTAL INFORMATION TECHNOLOGY		21,982,793
MATERIALS - 3.2%
Chemicals - 0.4%
Air Products & Chemicals, Inc.	291,308	83,667
Albemarle Corp.	366,262	80,959
CF Industries Holdings, Inc.	251,547	18,235
Corteva, Inc.	1,285,372	77,521
Linde PLC	85,560	30,411
Sherwin-Williams Co.	43,336	9,741
Westlake Corp.	577,444	66,972
		367,506
Metals & Mining - 2.8%
B2Gold Corp.	42,743,898	168,888
Barrick Gold Corp. (Canada)	1,251,992	23,243
Cleveland-Cliffs, Inc. (a)	2,737,945	50,187
Franco-Nevada Corp.	3,980,064	580,533
Freeport-McMoRan, Inc.	11,171,007	457,006
Glencore PLC	6,571,909	37,816
Ivanhoe Electric, Inc. (g)	5,343,015	64,918
Ivanhoe Mines Ltd. (a)	40,204,383	363,223
Ivanhoe Mines Ltd. (a)(d)	11,924,516	107,731
Newcrest Mining Ltd.	577,422	10,307
Novagold Resources, Inc. (a)	6,999,895	43,351
Nucor Corp.	3,346,519	516,937
POSCO sponsored ADR (e)	97,978	6,828
Sabina Gold & Silver Corp. (a)	7,133,486	10,820
Steel Dynamics, Inc.	2,499,820	282,630
Sunrise Energy Metals Ltd. (a)	2,678,495	3,401
Wheaton Precious Metals Corp.	1,016,062	48,935
		2,776,754
TOTAL MATERIALS		3,144,260
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Equity Commonwealth	1,351,853	27,997
UTILITIES - 0.2%
Electric Utilities - 0.2%
Constellation Energy Corp.	1,596,320	125,311
PG&E Corp. (a)	6,037,069	97,619
		222,930
TOTAL COMMON STOCKS (Cost $39,443,640)		93,201,148

Preferred Stocks - 1.6%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 1.5%
COMMUNICATION SERVICES - 0.2%
Interactive Media & Services - 0.2%
ByteDance Ltd. Series E1 (a)(b)(c)	653,587	138,371
Reddit, Inc.:
Series E(a)(b)(c)	165,300	6,298
Series F(a)(b)(c)	878,650	33,477
		178,146
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(b)(c)	337,463	1,043
Series C(a)(b)(c)	1,327,879	4,103
Series D(a)(b)(c)	2,329,100	7,197
		12,343
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(b)(c)	15,500	5,229

TOTAL CONSUMER DISCRETIONARY		17,572

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
GoBrands, Inc.:
Series G(a)(b)(c)	55,517	5,417
Series H(a)(b)(c)	69,898	6,820
		12,237
Food Products - 0.0%
Bowery Farming, Inc. Series C1 (a)(b)(c)	226,491	4,045

TOTAL CONSUMER STAPLES		16,282

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Acrisure Holdings, Inc. Series B (a)(b)(c)	379,681	9,302

Financial Services - 0.0%
Circle Internet Financial Ltd. Series F (b)(c)	637,828	18,184

TOTAL FINANCIALS		27,486

HEALTH CARE - 0.1%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(b)(c)	3,224,900	9,546
Intarcia Therapeutics, Inc. Series CC (a)(b)(c)	2,100,446	0
		9,546
Health Care Providers & Services - 0.1%
Get Heal, Inc. Series B (a)(b)(c)	35,877,127	39
Lyra Health, Inc.:
Series E(a)(b)(c)	1,478,100	24,714
Series F(a)(b)(c)	69,520	1,162
Somatus, Inc. Series E (a)(b)(c)	15,253	12,777
		38,692
TOTAL HEALTH CARE		48,238

INDUSTRIALS - 0.9%
Aerospace & Defense - 0.9%
Relativity Space, Inc.:
Series D(a)(b)(c)	1,673,085	26,669
Series E(a)(b)(c)	436,722	8,079
Space Exploration Technologies Corp.:
Series G(a)(b)(c)	558,215	429,826
Series H(a)(b)(c)	120,282	92,617
Series N(a)(b)(c)	428,458	329,913
		887,104
Air Freight & Logistics - 0.0%
Zipline International, Inc. Series E (a)(b)(c)	1,317,166	23,050

Construction & Engineering - 0.0%
Beta Technologies, Inc. Series B, 6.00% (b)(c)	259,581	19,113

TOTAL INDUSTRIALS		929,267

INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
ASAPP, Inc. Series C (a)(b)(c)	1,300,504	4,929
Carbon, Inc.:
Series D(a)(b)(c)	915,425	8,834
Series E(a)(b)(c)	81,735	941
Delphix Corp. Series D (a)(b)(c)	3,712,687	16,856
Nuro, Inc.:
Series C(a)(b)(c)	3,293,118	23,710
Series D(a)(b)(c)	643,113	4,630
Stripe, Inc.:
Series H(a)(b)(c)	190,300	3,831
Series I(b)(c)	1,717,816	34,580
Tenstorrent, Inc. Series C1 (a)(b)(c)	200,200	11,347
ZenPayroll, Inc.:
Series D(a)(b)(c)	2,436,137	70,916
Series E(a)(b)(c)	167,099	4,864
		185,438
MATERIALS - 0.1%
Metals & Mining - 0.1%
High Power Exploration, Inc. Series A (a)(b)(c)	14,154,085	59,023

TOTAL CONVERTIBLE PREFERRED STOCKS		1,461,452
Nonconvertible Preferred Stocks - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleo Brasileiro SA - Petrobras sponsored ADR	9,046,225	94,352

FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series E (b)(c)	1,059,433	30,204

TOTAL NONCONVERTIBLE PREFERRED STOCKS		124,556
TOTAL PREFERRED STOCKS (Cost $1,037,436)		1,586,008

Preferred Securities - 0.0%
	Principal Amount (h) (000s)	Value ($) (000s)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. 6% 7/18/23 (b)(c)(i)	9,273	0
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Tenstorrent, Inc. 0% (b)(c)(j)	11,130	10,607
TOTAL PREFERRED SECURITIES (Cost $20,403)		10,607

Money Market Funds - 3.6%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.86% (k)	3,199,579,693	3,200,220
Fidelity Securities Lending Cash Central Fund 4.87% (k)(l)	372,223,134	372,260
TOTAL MONEY MARKET FUNDS (Cost $3,572,479)		3,572,480

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $44,073,958)	98,370,243
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(426,311)
NET ASSETS - 100.0%	97,943,932

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,434,868,000 or 2.5% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $179,102,000 or 0.2% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Affiliated company
(h)	Amount is stated in United States dollars unless otherwise noted.
(i)	Non-income producing - Security is in default.
(j)	Security is perpetual in nature with no stated maturity date.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Acrisure Holdings, Inc. Series B	3/22/21	6,918

ASAC II LP	10/10/13	3,041

ASAPP, Inc. Series C	4/30/21	8,580

Beta Technologies, Inc. Series B, 6.00%	4/04/22	26,781

Bowery Farming, Inc. Series C1	5/18/21	13,646

ByteDance Ltd. Series E1	11/18/20	71,616

Carbon, Inc. Series D	12/15/17	21,376

Carbon, Inc. Series E	3/22/19	2,288

Circle Internet Financial Ltd. Series E	5/11/21	17,195

Circle Internet Financial Ltd. Series F	5/09/22	26,878

Delphix Corp. Series D	7/10/15	33,414

Discord, Inc. Series I	9/15/21	8,535

ElevateBio LLC Series C	3/09/21	13,528

Epic Games, Inc.	7/13/20 - 7/30/20	71,128

Fanatics, Inc. Class A	8/13/20 - 12/15/21	82,369

Get Heal, Inc. Series B	1/27/23	112

GoBrands, Inc. Series G	3/02/21	13,864

GoBrands, Inc. Series H	7/22/21	27,155

High Power Exploration, Inc. Series A	11/15/19 - 3/04/21	74,592

Intarcia Therapeutics, Inc. Series CC	11/14/12	28,629

Intarcia Therapeutics, Inc. 6% 7/18/23	1/03/20	9,273

Lyra Health, Inc. Series E	1/14/21	13,534

Lyra Health, Inc. Series F	6/04/21	1,092

Nuro, Inc. Series C	10/30/20	42,990

Nuro, Inc. Series D	10/29/21	13,406

Rad Power Bikes, Inc.	1/21/21	12,486

Rad Power Bikes, Inc. Series A	1/21/21	1,628

Rad Power Bikes, Inc. Series C	1/21/21	6,405

Rad Power Bikes, Inc. Series D	9/17/21	22,322

Rapyd Financial Network 2016 Ltd.	3/30/21	25,000

Reddit, Inc. Series E	5/18/21	7,021

Reddit, Inc. Series F	8/11/21	54,296

Relativity Space, Inc. Series D	11/20/20	24,974

Relativity Space, Inc. Series E	5/27/21	9,973

Somatus, Inc. Series E	1/31/22	13,310

Space Exploration Technologies Corp. Class A	10/16/15 - 5/24/22	60,159

Space Exploration Technologies Corp. Class C	9/11/17	1,754

Space Exploration Technologies Corp. Series G	1/20/15	43,239

Space Exploration Technologies Corp. Series H	8/04/17	16,238

Space Exploration Technologies Corp. Series N	8/04/20	115,684

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	52,246

Stripe, Inc. Class B	5/18/21	18,282

Stripe, Inc. Series H	3/15/21	7,636

Stripe, Inc. Series I	3/20/23	34,587

Tanium, Inc. Class B	4/21/17 - 9/18/20	57,901

Tenstorrent, Inc. Series C1	4/23/21	11,903

Tenstorrent, Inc. 0%	4/23/21	11,130

TulCo LLC	8/24/17 - 9/07/18	50,563

Veterinary Emergency Group LLC Class A	9/16/21 - 12/16/22	39,973

ZenPayroll, Inc.	10/01/21	8,326

ZenPayroll, Inc. Series D	7/16/19	32,431

ZenPayroll, Inc. Series E	7/13/21	5,079

Zipline International, Inc.	10/12/21	18,569

Zipline International, Inc. Series E	12/21/20	42,978

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	2,285,580	3,030,912	2,116,272	25,047	-	-	3,200,220	8.1%
Fidelity Securities Lending Cash Central Fund 4.87%	710,703	1,111,772	1,450,215	219	-	-	372,260	1.2%
Total	2,996,283	4,142,684	3,566,487	25,266	-	-	3,572,480

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Ivanhoe Electric, Inc.	65,377	-	476	-	382	(365)	64,918
P3 Health Partners, Inc.	5,033	-	-	-	-	22,321	-
Zai Lab Ltd.	20,591	-	167	-	24	1,566	22,014
Total	91,001	-	643	-	406	23,522	86,932

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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